Consolidated Statements of Operations (Parenthetical) - $ / shares	Sep. 22, 2022	Nov. 30, 2022	Sep. 08, 2022	Nov. 30, 2021	Nov. 30, 2020
Income Statement [Abstract]
Stock split ratio	2.714286-for-1 stock split
Common stock, shares authorized	10,000,000	300,000,000	10,000,000	300,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001